Other Equity Instruments - Summary of Coupon Details - Junior Perpetual Capital Securities (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Aegon N.V [member] | Top of range [member]
Disclosure of other equity instruments [Line Items]
Basis point interest rate	6.625%	6.625%
USD 500 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [Line Items]
Principal amount	$ 500,000,000
USD 250 million [member]
Disclosure of other equity instruments [Line Items]
Principal amount	$ 250,000,000	€ 250,000,000
Basis point	0.875%	0.875%
Basis point interest rate	4.00%	4.00%
Basis point description	The coupon of the USD 250 million junior perpetual capital securities is reset each quarter based on the then prevailing three-month LIBOR yield plus a spread of 87.5 basis points, with a minimum of 4%.
USD 250 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [Line Items]
Principal amount	$ 250,000,000
USD 500 million [member]
Disclosure of other equity instruments [Line Items]
Principal amount	$ 500,000,000	€ 500,000,000
Basis point	0.10%	0.10%
Basis point description	The coupon of the USD 500 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year US dollar interest rate swap yield plus a spread of ten basis points, with a maximum of 8.5%.
USD 500 million [member] | Top of range [member]
Disclosure of other equity instruments [Line Items]
Basis point interest rate	8.50%	8.50%
USD 500 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [Line Items]
Principal amount	$ 500,000,000
USD 1 billion [member] | Aegon N.V [member]
Disclosure of other equity instruments [Line Items]
Principal amount	1,000,000
EUR 950 million [member]
Disclosure of other equity instruments [Line Items]
Principal amount	$ 950,000,000	€ 950,000,000
Basis point	0.10%	0.10%
Basis point description	The coupon of the EUR 950 million junior perpetual capital securities is reset each quarter based on the then prevailing ten-year Dutch government bond yield plus a spread of ten basis points, with a maximum of 8%.
EUR 950 million [member] | Top of range [member]
Disclosure of other equity instruments [Line Items]
Basis point interest rate	8.00%	8.00%
EUR 950 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [Line Items]
Principal amount | €		€ 950,000,000
EUR 200 million [member] | Aegon N.V [member]
Disclosure of other equity instruments [Line Items]
Principal amount | €		€ 200,000,000